Note 5 - Other Assets (Details Textual) - CAD ($) $ in Thousands	1 Months Ended	12 Months Ended			13 Months Ended
	Mar. 31, 2017	Mar. 31, 2018	Feb. 28, 2017	Feb. 29, 2016	Mar. 31, 2017
Statement Line Items [Line Items]
Research and development expense	$ 426	$ 15,669	$ 7,227	$ 7,566	$ 7,653
Other current assets		104
Krill oil [member]
Statement Line Items [Line Items]
Purchase of other assets		970
Research and development expense		259
Other assets damaged and received credit		52
Other assets		659
Other current assets		$ 104